Short-term Bank Loan (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Bank Loan
Schedule of Short-term bank loans
	December 31,	December 31,
	2024	2023
Loan payable to Bank of China Lishui Branch	$-	$2,264,812
Total	$-	$2,264,812